Convertible Senior Notes - Summary of the Company's Unsecured Senior Notes (Details) $ in Millions	Dec. 31, 2023 CNY (¥)	Jan. 31, 2023 USD ($)	Jan. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Nov. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Apr. 30, 2019 USD ($)
Debt Instrument [Line Items]
Carrying value	¥ 646,000			¥ 8,683,150,000
Unamortized discount and debt issuance costs	6,000			99,698,000
Total principal amounts of unsecured senior notes	652,000			8,782,848,000
April 2026 Notes [Member]
Debt Instrument [Line Items]
Carrying value				2,956,815,000
Unamortized discount and debt issuance costs	(23,600,000)			(33,400,000)
Total principal amounts of unsecured senior notes	¥ 3,040,900,000			2,990,200,000			$ 500.0
Effective interest rate	1.74%						1.375%
2027 Notes [Member]
Debt Instrument [Line Items]
Carrying value	¥ 646,000
Unamortized discount and debt issuance costs	(5,700)			(58,000,000)
Total principal amounts of unsecured senior notes	¥ 700,000			5,195,600,000		$ 800.0
Effective interest rate	1.52%					1.25%
December 2026 Notes [Member]
Debt Instrument [Line Items]
Carrying value				5,726,335,000
Unamortized discount and debt issuance costs	¥ (26,200,000)			(66,300,000)
Total principal amounts of unsecured senior notes	¥ 3,062,600,000	$ 384.8	¥ 2,600,000,000	¥ 5,792,600,000	$ 1,600.0
Effective interest rate	0.80%				0.50%